Investments in Equity Investees - Capital Commitments (Details) - Property, plant and equipment $ in Thousands	6 Months Ended
Jun. 30, 2019 USD ($)
Capital commitments
Property, plant and equipment - Contracted but not provided for	$ 3,679
Equity investees
Capital commitments
Property, plant and equipment - Contracted but not provided for	$ 1,750